Portfolio of Investments – as of March 31, 2024 (Unaudited)
Loomis Sayles International Growth Fund

Shares	Description	Value (†)
Common Stocks — 97.9% of Net Assets
	Australia — 4.9%
30,412	WiseTech Global Ltd.	$1,860,086
	Belgium — 1.9%
11,571	Anheuser-Busch InBev SA	704,373
	Brazil — 9.1%
447,628	Ambev SA, ADR	1,110,117
1,523	MercadoLibre, Inc.(a)	2,302,715
		3,412,832
	Canada — 3.2%
15,525	Shopify, Inc., Class A(a)	1,198,064
	China — 21.3%
4,903	Alibaba Group Holding Ltd., ADR(b)	354,781
5,995	Baidu, Inc., ADR(a)(b)	631,154
83,600	Budweiser Brewing Co. APAC Ltd.	123,304
4,600	Kweichow Moutai Co. Ltd., Class A	1,079,112
5,191	NXP Semiconductors NV	1,286,174
34,800	Tencent Holdings Ltd.(b)	1,355,458
34,699	Trip.com Group Ltd., ADR(a)(b)	1,522,939
58,253	Vipshop Holdings Ltd., ADR(b)	964,087
17,584	Yum China Holdings, Inc.	699,667
		8,016,676
	Denmark — 8.1%
23,690	Novo Nordisk AS, Class B	3,038,796
	France — 4.2%
3,566	EssilorLuxottica SA	806,670
9,081	Sodexo SA	778,453
		1,585,123
	Germany — 4.1%
7,982	SAP SE	1,554,246
	Japan — 3.2%
34,800	FANUC Corp.	970,797
7,400	Unicharm Corp.	235,588
		1,206,385
	Macau — 0.7%
51,000	Galaxy Entertainment Group Ltd.	256,381
	Netherlands — 7.7%
1,554	Adyen NV(a)	2,624,918
9,081	Pluxee NV(a)	268,439
		2,893,357
Shares	Description	Value (†)
	Switzerland — 4.5%
9,378	CRISPR Therapeutics AG(a)	$639,205
11,042	Novartis AG, (Registered)	1,069,510
		1,708,715
	United Kingdom — 4.8%
9,282	Diageo PLC	343,454
13,647	Reckitt Benckiser Group PLC	777,948
13,927	Unilever PLC	699,376
		1,820,778
	United States — 20.2%
13,382	ARM Holdings PLC, ADR(a)	1,672,616
10,558	Block, Inc.(a)	892,996
19,929	Doximity, Inc., Class A(a)	536,289
25,636	Experian PLC	1,117,036
9,802	Nestle SA, (Registered)	1,041,462
3,702	Roche Holding AG	945,190
8,039	Tesla, Inc.(a)	1,413,176
		7,618,765
	Total Common Stocks (Identified Cost $36,087,114)	36,874,577

Principal Amount
Short-Term Investments — 1.7%
$659,698	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 3/28/2024 at 3.500% to be repurchased at $659,955 on 4/01/2024 collateralized by $725,400 U.S. Treasury Note, 0.750% due 4/30/2026 valued at $672,910 including accrued interest(c) (Identified Cost $659,698)	659,698
	Total Investments — 99.6% (Identified Cost $36,746,812)	37,534,275
	Other assets less liabilities — 0.4%	142,839
	Net Assets — 100.0%	$37,677,114

(†)
Registered investment companies are required to value portfolio investments using an unadjusted, readily available market quotation. The Fund obtains readily available market quotations from independent pricing services. Fund investments for which readily available market quotations are not available are priced at fair value pursuant to the Fund's Valuation Procedures. The Board of Trustees has approved a valuation designee who is subject to the
Board's oversight.
Unadjusted readily available market quotations that are utilized for exchange traded equity securities (including shares of closed-end investment companies and exchange-traded funds) include the last sale price quoted on the exchange where the security is traded most extensively. Shares of open-
end investment companies are valued at net asset value ("NAV") per share.
Exchange traded equity securities for which there is no reported sale during the day are fair valued at the closing bid quotation as reported by an independent pricing service. Unlisted equity securities (except unlisted preferred equity securities) are fair valued at the last sale price quoted in the market where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. If there is no last sale price or closing bid quotation available, unlisted equity securities will be fair valued using evaluated bids furnished by an independent pricing service, if available.
Debt securities and unlisted preferred equity securities are fair valued based on evaluated bids furnished to the Fund by an independent pricing service or bid prices obtained from broker-dealers. Broker-dealer bid prices may be used to fair value debt and unlisted equities where an independent pricing service is unable to price an investment or where an independent pricing service does not provide a reliable price for the investment.
The Fund may also fair value investments in other circumstances such as when extraordinary events occur after the close of a foreign market, but prior to the close of the New York Stock Exchange. This may include situations relating to a single issuer (such as a declaration of bankruptcy or a delisting of the issuer's security from the primary market on which it has traded) as well as events affecting the securities markets in general (such as market disruptions or closings and significant fluctuations in U.S. and/or foreign markets). When fair valuing a Fund's investments, the valuation designee may, among other things, use modeling tools or other processes that may take into account factors such as issuer specific information, or other related market activity and/or information that occurred after the close of the foreign market but before the time the Fund's NAV is calculated. Fair valuation by the Fund's valuation designee may require subjective determinations about the value of the investment, and fair values used to determine a Fund's NAV may differ from quoted or published prices, or from prices that are used by others, for the same investments. In addition, the use of fair value pricing may not always result in adjustments to the prices of investments held by a Fund.
The books and records of the Fund are maintained in U.S. dollars. The values of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars, if any, are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period.

(a)	Non-income producing security.
(b)	Security invests in variable interest entities based in China.
(c)
The Fund may enter into repurchase agreements, under the terms of a Master Repurchase Agreement, under which the Fund acquires securities as collateral and agrees to resell the securities at an agreed upon time and at an agreed upon price. It is the Fund's policy that the market value of the collateral for repurchase agreements be at least equal to 102% of the repurchase price, including interest. Certain repurchase agreements are tri-party arrangements whereby the collateral is held in a segregated account for the benefit of the Fund and on behalf of the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty, including possible delays or restrictions upon the Fund's ability to dispose of the underlying securities. As of March 31, 2024, the Fund had an investment in a repurchase agreement for which the value of the related collateral exceeded the value of the repurchase agreement.

ADR
An American Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described.
The values of ADRs may be significantly influenced by trading on exchanges not located in the United States.

Fair Value Measurements.
In accordance with accounting standards related to fair value measurements and disclosures, the Fund has categorized the inputs utilized in determining the value of each Fund’s assets or liabilities. These inputs are summarized in the three broad levels listed below:
• Level 1 — quoted prices in active markets for identical assets or liabilities;
• Level 2 — prices determined using other significant inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.); and
• Level 3 — prices determined using significant unobservable inputs when quoted prices or observable inputs are unavailable such as when there is little or no market activity for an asset or liability (unobservable inputs reflect each Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The Fund's pricing policies have been approved by the Board of Trustees. Investments for which market quotations are readily available are categorized in Level 1. Other investments for which an independent pricing service is utilized are categorized in Level 2. Broker-dealer bid prices for which the Fund has knowledge of the inputs used by the broker-dealer are categorized in Level 2. All other investments, including broker-dealer bid prices for which the Fund does not have knowledge of the inputs used by the broker-dealer, as well as investments fair valued by the valuation designee, are categorized in Level 3. All Level 2 and 3 securities are defined as being fair valued.

Under certain conditions and based upon specific facts and circumstances, the Fund’s valuation designee may determine that a fair valuation should be made for portfolio investment(s). These valuation designee fair valuations will be based upon a significant amount of Level 3 inputs.
The following is a summary of the inputs used to value the Fund's investments as of March 31, 2024, at value:
Asset Valuation Inputs
Description	Level 1	Level 2	Level 3	Total
Common Stocks
Australia	$ —	$1,860,086	$ —	$1,860,086
Belgium	—	704,373	—	704,373
China	5,458,802	2,557,874	—	8,016,676
Denmark	—	3,038,796	—	3,038,796
France	—	1,585,123	—	1,585,123
Germany	—	1,554,246	—	1,554,246
Japan	—	1,206,385	—	1,206,385
Macau	—	256,381	—	256,381
Netherlands	268,439	2,624,918	—	2,893,357
Switzerland	639,205	1,069,510	—	1,708,715
United Kingdom	—	1,820,778	—	1,820,778
United States	4,515,077	3,103,688	—	7,618,765
All Other Common Stocks(a)	4,610,896	—	—	4,610,896
Total Common Stocks	15,492,419	21,382,158	—	36,874,577
Short-Term Investments	—	659,698	—	659,698
Total Investments	$15,492,419	$22,041,856	$—	$37,534,275

(a)	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.

Industry Summary at March 31, 2024 (Unaudited)
Pharmaceuticals	13.4%
Broadline Retail	9.6
Financial Services	9.4
Software	9.0
Beverages	9.0
Hotels, Restaurants & Leisure	8.7
Semiconductors & Semiconductor Equipment	7.8
Interactive Media & Services	5.3
Automobiles	3.7
IT Services	3.2
Professional Services	3.0
Food Products	2.8
Household Products	2.7
Machinery	2.6
Health Care Equipment & Supplies	2.1
Other Investments, less than 2% each	5.6
Short-Term Investments	1.7
Total Investments	99.6
Other assets less liabilities	0.4
Net Assets	100.0%

Currency Exposure Summary at March 31, 2024 (Unaudited)
United States Dollar	42.1%
Euro	19.7
Swiss Franc	8.1
Danish Krone	8.1
British Pound	6.0
Australian Dollar	4.9
Hong Kong Dollar	4.6
Japanese Yen	3.2
Yuan Renminbi	2.9
Total Investments	99.6
Other assets less liabilities	0.4
Net Assets	100.0%